Inventories (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Raw materials	$ 945,883	$ 763,633	$ 511,166
Work in process	215,507	173,043	192,990
Finished product	90,417
Total inventory	$ 1,251,807	$ 936,676	$ 704,156